Derivatives Instruments (Cash Collateral) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
15. Derivative Instruments
Cash collateral provided to others	$ 69	$ 101
Cash collateral received from others	6	2
Total fair value of these derivatives, in a liability position	$ 338	$ 370